SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Inventories

	June 30, 2021	December 31, 2020
	(Unaudited)
Finished goods	$575,360	$305,550
Work in process	23,932	35,286
Raw materials	78,867	105,739
Total inventory	$678,159	$446,575

	December 31, 2020	December 31, 2019

Finished goods	$305,550	$47,462
Work in process	35,286	—
Raw materials	105,739	112,010
Total inventory	$446,575	$159,472

Schedule of Depreciation and Amortization Periods for Fixed Assets

Computer equipment	3 years
Machinery	7 years
Leasehold improvements	15 years or lease term
Office furniture and equipment	5 years
Land improvements	15 years
Website development	3 years

Schedule of Fixed Assets

	June 30, 2021	December 31, 2020
	(Unaudited)
Computer equipment	$117,141	$15,780
Machinery	686,237	667,536
Leasehold improvements	163,882	161,579
Office furniture and equipment	71,292	71,292
Land improvements	7,270	7,270
Website development	2,500	2,500
Construction in process	382,915	234,950
Total fixed assets	1,431,237	1,160,907
Accumulated depreciation	(204,797)	(140,872)
Total fixed assets, net	$1,226,440	$1,020,035

	December 31, 2020	December 31, 2019

Computer equipment	$15,780	$7,268
Machinery	667,536	578,347
Leasehold improvements	161,579	137,217
Office furniture and equipment	71,292	62,926
Land improvements	7,270	7,270
Website development	2,500	27,275
Construction in process	234,950	—
Total fixed assets	1,160,907	820,303
Accumulated depreciation	(140,872)	(48,307)
Total fixed assets, net	$1,020,035	$771,996

Schedule of Accrued Expenses

	December 31, 2020	December 31, 2019

Accrued payroll and taxes	$76,031	$321,328
Accrued interest	88,147	98,091
Credit cards payable	4,752	49,715
Other accrued expenses	28,420	20,045
Total accrued expenses	$197,350	$489,179

Schedule of Accrued Legal Liability

	December 31, 2020	December 31, 2019

Accrued consulting fees	$315,000	$315,000
Judgement payable	388,867	388,867
Accrued interest on judgement	105,260	86,739
Total accrued legal liability	$809,127	$790,606

Schedule of Dilutive Shares Not Included in Loss Per Share Computation

	June 30, 2021	December 31, 2020
	(Unaudited)
Options	4,727,778	4,542,500
Warrants	78,620,378	38,920,378
Convertible shares	173,579,371	112,233,406
	256,927,527	155,696,284

	December 31, 2020	December 31, 2019

Options	4,542,500	5,042,500
Warrants	38,920,378	29,849,761
Convertible shares	112,233,406	984,014
	155,696,284	5,876,275

Schedule of Fair Value Assumptions

	2020	2019
Expected price volatility	—	118.66 - 152.63%
Risk-free interest rate	—	2.32 - 2.41%
Expected life in years	—	4 - 10
Dividend yield	—	—

Schedule of Provision of Income Taxes

	December 31,
	2020	2019

Federal tax at statutory rate	$(743)	$(823)
State taxes, net of federal income tax benefit	—	(171)
Change of valuation allowance	731	987
Non-deductible expenses and other	12	7
Provision for income tax	$—	$—

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$4,413	$3,610
Accruals and allowances	34	10
Stock-based compensation	1,070	1,059
Total deferred tax assets	5,517	4,679
Valuation allowance	(5,517)	(4,679)
Total deferred tax assets net of valuation allowance	—	—
Deferred tax liabilities:
Property, equipment and intangible assets	(180)	(57)
Total deferred tax liabilities	(180)	(57)
Valuation allowance	180	57
Total deferred tax liabilities net of valuation allowance	—	—
Net deferred tax assets	$—	$—